Joint Venture (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Sep. 13, 2016	Oct. 07, 2015
Common stock warrants	1,250,000	1,250,000		3,750,000
Strike price	$ 0.05	$ 0.05
Capital contribution	$ 25,000	$ 25,000
Capital description

ATS will contribute (i) technical, labor, manufacturing information and know-how required to produce the initial product, an extended duration topical pain relief patch; (ii) $5,000 worth of primary ingredients; and (iii) $5,000 worth of other materials to produce the initial prototype pain relief patches.

ATS will contribute (i) technical, labor, manufacturing information and know-how required to produce the initial product, an extended duration topical pain relief patch; (ii) $5,000 worth of primary ingredients; and (iii) $5,000 worth of other materials to produce the initial prototype pain relief patches.

Equity in losses of investment in joint venture	$ (2,058)
Premier [Member]
Percentage of ownership in PBPMS			50.00%
Percentage of profit allocated from PBPMS			89.00%
ATS [Member]
Percentage of ownership in PBPMS			50.00%
Percentage of profit allocated from PBPMS			11.00%